Inventories - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2026	Dec. 31, 2025
Inventory [Line Items]
Surrender allowances for verified emissions	$ 40
Loss on Inventories
Inventory [Line Items]
Realized loss on sale of portion of EU ETS units	10,513
Noncash allowance on remaining EU ETS units	$ 91,243
Forecast
Inventory [Line Items]
Surrender allowances for verified emissions		$ 100	$ 70